Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2025
Contingent Consideration [Abstract]
Disclosure of the movement in Contingent Consideration	The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	965	589
Payment of Mponeng contingent consideration liability	(338)	(108)
Remeasurement of contingent consideration	830	484
Balance at end of year	1 457	965
Current portion of contingent consideration	481	115
Non-current portion of contingent consideration	976	850